Tax Effects of Significant Temporary Differences (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Deductible temporary differences:
Allowance for loan losses	$ 175.6	9,576.1	6,198.2
Unrealized loss on securities available for sale	0	0	3,553.4
Investments, others	17.0	927.1	693.0
Employee benefits	39.2	2,135.8	1,942.1
Others	54.0	2,943.0	2,432.0
Deferred tax asset	285.8	15,582.0	14,818.7
Taxable temporary differences:
Property and equipment	13.7	749.4	822.6
Loan origination cost	23.4	1,276.2	1,108.5
Derivatives	4.3	232.8	121.9
Unrealized gain on securities available for sale	1.7	92.0	0
Intangible assets	10.5	574.1	1,321.8
Deferred tax liability	53.6	2,924.5	3,374.8
Net deferred tax (asset) liability	$ (232.2)	(12,657.5)	(11,443.9)